Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable [Abstract]
Trade accounts receivable	$ 3,540,696	$ 2,458,044
Less: allowance for doubtful accounts	(23,064)	(28,594)
Accounts receivable, net	$ 3,517,632	$ 2,429,450